Fair Value of Financial Instruments - Reconciliation of the Changes in Fair Value of Financial Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of year	$ 6,599	$ 4,316	$ 241
Payments	(2,034)	(2,513)	(9)
Addition	1,902	4,498	13,206
Reclassification	0	180
Change in fair value	(1,340)	62
Foreign currency translation adjustments	16	16
Balance, end of period	$ 5,143	$ 6,599	$ 4,316